4. STOCK OPTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Notes to Financial Statements
Stock based compensation	$ 272	$ 559
Unrecognized compensation cost	$ 622